Shareholder Report, Holdings (Details)_3	Jun. 30, 2024
Class A | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class A | Stagwell, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class A | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class A | Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class A | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class A | Ecovyst, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class A | Enstar Group Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class A | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class A | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | First Hawaiian, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class A | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class A | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class C | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class C | Stagwell, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class C | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class C | Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class C | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class C | Ecovyst, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class C | Enstar Group Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class C | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class C | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | First Hawaiian, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class C | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class C | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class C | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class C | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class C | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class C | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class I | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class I | Stagwell, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class I | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class I | Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class I | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class I | Ecovyst, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class I | Enstar Group Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class I | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class I | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | First Hawaiian, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Class I | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class I | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Class Z | F5, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Class Z | Stagwell, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Class Z | NOV, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Class Z | Arrow Electronics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Class Z | Popular, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Class Z | Ecovyst, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Class Z | Enstar Group Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Class Z | Fluor Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Class Z | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class Z | First Hawaiian, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Class Z | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Class Z | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Class Z | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Class Z | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Class Z | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Class Z | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Class Z | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Class Z | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Class Z | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%